SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment
Depreciation and amortization expense		$ 160	$ 149	$ 136
Composite depreciation rate		2.00%	2.00%	2.10%
Property, Plant and Equipment [Line Items]
Employer Match Contribution	10.00%	10.00%
Maximum Annual Contribution Percentage of Pay	1.00%	1.00%
Percent of Dividends Payable	10.00%	10.00%
AFUDC debt		$ 9	$ 9	$ 7
Goodwill and Intangible Assets
Goodwill impairment		0
Deferred Financing Fees and Discount or Premium on Debt
Amortization of deferred financing fees and debt discount		4	4	$ 4
Asset Retirement Obligations
Asset retirement obligations		$ 6	$ 5
Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		45 years
Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		60 years